DREYFUS PREMIER INVESTMENT FUNDS, INC.

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

July 20, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier Investment Funds, Inc. (the “Fund”)

Registration Statement on Form N-1A (File Nos. 33-44254 and 811-6490)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

each Prospectus and the Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in Post-Effective Amendment No. 53 to the Fund’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 53 to the Fund’s Registration Statement on Form N-1A was filed electronically on July 14, 2009.

DREYFUS PREMIER INVESTMENT FUNDS, INC.

By: /s/ Jeff Prusnofsky

Jeff Prusnofsky
Vice President